Share-Based Compensation - Activity (Details) - 2nd and 3rd and 4th Series Stock Options - Employee Stock Option - JPY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Number of Shares
Outstanding	2,073,000	2,073,000	54,000
Granted			2,019,000
Outstanding	2,073,000	2,073,000	2,073,000	54,000
Exercisable	2,019,000	2,019,000
Weighted-average exercise price
Outstanding	¥ 55	¥ 55	¥ 25
Granted			56
Outstanding	55	55	¥ 55	¥ 25
Exercisable	¥ 56	¥ 56
Additional disclosures
Weighted-average remaining contractual term, outstanding	7 years 8 months 12 days	8 years 8 months 12 days	9 years 8 months 12 days	6 years 4 months 24 days
Weighted-average remaining contractual term, exercisable	7 years 9 months 18 days	8 years 9 months 18 days
Aggregate intrinsic value, outstanding	¥ 183,497	¥ 183,497		¥ 0
Aggregate intrinsic value, exercisable	¥ 177,073	¥ 177,073
Estimated fair value of common shares	¥ 144